Related Party Balances and Transactions	12 Months Ended
Mar. 31, 2024
Related Party Balances and Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

Note 12 - RELATED PARTY BALANCES AND TRANSACTIONS

On August 26, 2021, the Company entered into a loan agreement with Webao Limited, the majority shareholder of the Company, for a loan of US$2.0 million with a 0% annual interest rate. The loan term is 1 year. On Augutst 26, 2022, both the Company and Webao Limited entered into a Deferred Repayment Agreement to extend the loan term one more year to August 27, 2023 and the annual interest rate remained 0%. On August 26, 2023, the loan agreement was extended one more year to August 27, 2024 and the annual interest rate remained 0%. As of March 31, 2024, the balance of amount due to related parties was US$2.0 million.

On January 24, 2022, the Company entered into a loan agreement with SOS Information Technology New York, Inc. (“SOS NY”), one of our senior management was the related party of SOS Limited, for a loan of US$35,200,000 with a 2% annual interest rate. The loan term was 1 year. For the fiscal year ended March 31, 2022, interest expense pertaining to the loan amounted to US$127,244. On July 27, 2022, the Company and SOS NY entered into an amendment and supplemental agreement to the loan agreement, pursuant to which the Company shall make a repayment in advance to SOS NY of US$27,513,849 of the principal amount together with all accrued but unpaid interest of US$358,751. The Company made a payment of US$27,872,600 for the above principal and interest on July 28, 2022. In November 2023, the Company made a payment of US$7,686,151 of principal amount together with all accrued but unpaid interest of US$196,681 to SOS NY. As of March 31, 2024, the outstanding balance of unpaid principal and interest was nil and nil, respectively.